Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income	$ 309,424	$ 284,288	$ 73,673
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	151,814	10,986	(12,307)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(12,709)	8,771	2,806
Foreign currency translation adjustments	(125)	(79)	177
Comprehensive income, before tax	448,404	303,966	64,349
Income tax (expense) benefit related to items of other comprehensive income	(1,380)	(184)	91
Comprehensive income, after tax	447,024	303,782	64,440
Less: Dividends on preferred shares	19,875	10,829
Less: Comprehensive income attributable to the noncontrolling interest			851
Comprehensive income attributable to common shareholders	$ 427,149	$ 292,953	$ 63,589